Cash and cash equivalents (Tables)	3 Months Ended
Dec. 31, 2021
Cash and cash equivalents
Schedule of cash and cash equivalents including restricted cash
€ millions	2021	2020
Cash and cash equivalents	1,066	488
Restricted cash	254	41
Closing balance	1,320	529